Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Addition Paid in Capital SGD ($)	Addition Paid in Capital USD ($)	Retained earnings SGD ($)	Retained earnings USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	SGD ($)	USD ($)
Balance (in Dollars)	[1]	$ 1,707		$ 3,377,293		$ 6,074,083				$ 9,453,083
Balance at Mar. 31, 2022	[1]	$ 1,707		3,377,293		6,074,083				9,453,083
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	12,500,000	12,500,000
Net income						3,926,821				3,926,821
Dividends distribution						(2,150,000)				(2,150,000)
Balance at Mar. 31, 2023		$ 1,707		3,377,293		7,850,904				11,229,904
Balance (in Shares) at Mar. 31, 2023 | shares		12,500,000	12,500,000
Balance (in Dollars)		$ 1,707		3,377,293		7,850,904				11,229,904
Net income						3,355,409				3,355,409
Balance at Mar. 31, 2024		$ 1,707		3,377,293		11,206,313				14,585,313
Balance (in Shares) at Mar. 31, 2024 | shares		12,500,000	12,500,000
Balance (in Dollars)		$ 1,707		3,377,293		11,206,313				14,585,313
Net income						2,237,865				2,237,865	$ 1,664,457
Issuance of ordinary shares		$ 271		8,005,307						8,005,578
Issuance of ordinary shares (in Shares) | shares		2,000,000	2,000,000
Foreign currency translation adjustments								(61,042)		(61,042)
Balance at Mar. 31, 2025		$ 1,978	$ 1,471	11,382,600	$ 8,466,047	13,444,178	$ 9,999,389	(61,042)	$ (45,401)	24,767,714	18,421,506
Balance (in Shares) at Mar. 31, 2025 | shares		14,500,000	14,500,000
Balance (in Dollars)		$ 1,978	$ 1,471	$ 11,382,600	$ 8,466,047	$ 13,444,178	$ 9,999,389	$ (61,042)	$ (45,401)	$ 24,767,714	$ 18,421,506

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.